RESTRICTIONS ON DISTRIBUTION OF PROFITS	12 Months Ended
Dec. 31, 2019
RESTRICTIONS ON DISTRIBUTION OF PROFITS
RESTRICTIONS ON DISTRIBUTION OF PROFITS

NOTE 30 – RESTRICTIONS ON DISTRIBUTION OF PROFITS

Under the LGS, the by-laws of the Company and rules and regulations of the CNV, a minimum of 5% of net income for the year in accordance with the statutory books, plus/less previous years’ adjustments and accumulated losses, if any, must be appropriated by resolution of the shareholders to a legal reserve until such reserve reaches 20% of the outstanding capital (common stock plus inflation adjustment of common stock).